SUBSEQUENT EVENTS (Details) - USD ($)	Apr. 20, 2021	Apr. 18, 2021	Feb. 08, 2021	Feb. 18, 2020
Convertible Note
SUBSEQUENT EVENTS
Aggregate principal amount				$ 934,000
Convertible Note | Subsequent Event
SUBSEQUENT EVENTS
Aggregate principal amount	$ 2,300,000		$ 1,660,000
Convertible note offering amount	$ 4,600,000
Colorado And Oregon Sellers | Subsequent Event
SUBSEQUENT EVENTS
Cash payment of consideration		$ 2,000,000
Consideration payable in equal monthly amounts		3,000,000
Equal monthly payments		$ 125,000
Period of equal monthly payments		24 months
Stock issued in exchange for purchase of assets (in shares)		38,745,193